Borrowings and financial liabilities - Summary of key inputs measured at ATLAS conversion option (Details) € / shares in Units, € in Thousands							12 Months Ended
	Apr. 30, 2020	Apr. 03, 2020 shares	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 27, 2019 EUR (€) item € / shares shares	Aug. 21, 2019 EUR (€) item € / shares shares	Jul. 10, 2015 shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item shares	Dec. 19, 2021 EUR (€) item € / shares	Sep. 20, 2021 EUR (€) item € / shares	May 27, 2021 EUR (€) item € / shares	Aug. 28, 2020 EUR (€) item € / shares	Jun. 19, 2020 EUR (€) item € / shares	Apr. 29, 2020 EUR (€) item € / shares
Disclosure of financial liabilities [line items]
Number of notes converted | item								330
Number of shares issued upon conversion of bonds | shares							224
Cumulative amount of repayments								€ 750
Warrant Term	5 years					4 years	85 years
Number of warrants attached to bonds | shares		7,475,708				270,414
Convertible notes to Atlas [member]
Disclosure of financial liabilities [line items]
Change in fair value							€ (3,017)	€ 4,776
Number of shares issued upon conversion of bonds | shares								17,178,683
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item														120
Conversion price per share | € / shares														€ 0.94
Value of the derivative instrument (in thousands of €)														€ 4,031
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item													120
Conversion price per share | € / shares													€ 0.75
Value of the derivative instrument (in thousands of €)													€ 4,001
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item												120
Conversion price per share | € / shares												€ 0.62
Value of the derivative instrument (in thousands of €)												€ 3,542
Number of notes repaid in cash | item								30
ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item											120
Conversion price per share | € / shares											€ 0.89
Value of the derivative instrument (in thousands of €)											€ 3,456
Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item											120
Conversion price per share | € / shares											€ 0.89
Value of the derivative instrument (in thousands of €)											€ 3,456
Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item										120
Conversion price per share | € / shares										€ 0.74
Value of the derivative instrument (in thousands of €)										€ 3,518
Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item							104			120
Conversion price per share | € / shares							€ 0.46			€ 0.74
Value of the derivative instrument (in thousands of €)							€ 3,077			€ 3,518
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item							120		120
Conversion price per share | € / shares							€ 0.46		€ 0.44
Value of the derivative instrument (in thousands of €)							€ 3,550		€ 3,646
Tranche 1
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item			58		300
Number of shares issuable upon conversion | shares			3,222,222		6,976,744
Conversion price per share | € / shares			€ 0.18		€ 0.43
Value of the derivative instrument (in thousands of €)			€ 753		€ 4,122
Proceeds from issuance of ORNANE					€ 3,000
Number of warrants attached to bonds | shares					585,936
Number of ORNANE issued					300
Commitment Fee In Notes					30
Tranche 2
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item			150	150				99
Number of shares issuable upon conversion | shares			7,500,000	7,500,000				7,000,000
Conversion price per share | € / shares			€ 0.20	€ 0.20
Value of the derivative instrument (in thousands of €)			€ 2,156	€ 2,262				€ 7,358
Proceeds from issuance of ORNANE			€ 1,500
Number of warrants attached to bonds | shares			694,444
Portion of price received			50.00%
Number of ORNANE issued				300
Volatility | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation														85.54
Volatility | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation													68.05
Volatility | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation												48.60
Volatility | ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Input to valuation											38.82
Volatility | Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Input to valuation											38.82
Volatility | Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Input to valuation										46.34
Volatility | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation							49.65			46.34
Volatility | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation							49.65		59.48
Volatility | Tranche 1
Disclosure of financial liabilities [line items]
Input to valuation			101.29		83.16
Volatility | Tranche 2
Disclosure of financial liabilities [line items]
Input to valuation			119.15	119.15
Risk-free rate | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation														(0.57)
Risk-free rate | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation													(0.55)
Risk-free rate | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation												(0.59)
Risk-free rate | ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Input to valuation											(0.63)
Risk-free rate | Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Input to valuation											(0.63)
Risk-free rate | Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Input to valuation										(0.68)
Risk-free rate | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation							(0.73)			(0.68)
Risk-free rate | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation							(0.73)		(0.78)
Risk-free rate | Tranche 1
Disclosure of financial liabilities [line items]
Input to valuation			(0.68)		(0.78)
Risk-free rate | Tranche 2
Disclosure of financial liabilities [line items]
Input to valuation			(0.78)	(0.78)